RELATED PARTY TRANSACTIONS - Seller's Credits From Affiliates of Hemen Additional Information (Details)	1 Months Ended				12 Months Ended
	May 31, 2018 USD ($)	Jan. 31, 2018 USD ($) vessel	Nov. 30, 2017 USD ($)	Oct. 31, 2017 vessel	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Number of vessels acquired | vessel					16
Long-term debt						$ 1,054,022,000	$ 1,122,148,000
Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Number of vessels acquired | vessel		1
Panamax Vessels [Member] | Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Number of vessels acquired | vessel					2
Capesize Vessels [Member] | Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Number of vessels acquired | vessel				2	2
Seller's credit loan per vessel		$ 21,500,000	$ 21,500,000		$ 43,000,000.0
Seller's credit, percentage of price				50.00%	50.00%
Seller's Credit [Member] | Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Long-term debt					$ 22,500,000
Debt term					3 years
London Interbank Offered Rate (LIBOR) [Member] | Seller's Credit [Member] | Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Variable interest rate					3.00%
Term Loan Facility of $120.0 Million [Member]
Related Party Transaction [Line Items]
Long-term debt						99,661,000	$ 107,797,000
Variable interest rate	2.25%
Principal amount	$ 120,000,000.0					$ 120,000,000.0		$ 120,000,000.0
Other Debt Obligations [Member]
Related Party Transaction [Line Items]
Principal amount	$ 65,500,000							$ 65,500,000